Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Liquidity and Going Concern

Note 2 — Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash, cash flows from operations (when available) and cash flows from investing and financing activities. For the six months ended June 30, 2024 and 2023, the Company reported a net loss of approximately $0.8 million and $0.5 million, respectively, negative cash flows for operations of approximately $0.9 million and $0.1 million, respectively, and net working capital of approximately $1.8 million as of June 30, 2024 and a working capital deficit of approximately $0.5 million as of June 30, 2023. As of June 30, 2024, the Company had aggregate cash of approximately $2.7 million, which primary resulted from $3.4m of Convertible debt financing in 2024.

The Company’s future capital requirements will depend on many factors including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. During August 2024, the Company secured fundraising of $1.5 million (see Note 14).

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition does not raise substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these condensed consolidated financial statements are available to be issued.

Note 2 — Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash, cash flows from operations (when available) and cash flows from investing and financing activities. For the years ended December 31, 2023, and 2022, the Company reported a net loss of $1,058,409, and $1,848,978, respectively, and negative cash flows from operations of $268,164 and $952,041, respectively, and net working capital deficit of $847,791 and $399,290, respectively. As of December 31, 2023, the Company had aggregate cash of $169,296.

The Company’s future capital requirements will depend on many factors including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. During June and August 2024, the Company has secured fundraising of $3.4 million and $1.5 million, respectively (see Note 15).

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition does not raise substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are available to be issued.